UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2015 (Unaudited)

INVESTMENT COMPANIES - 59.86%	Shares	Fair Value
Closed-End Funds - 53.13%
Adams Diversified Equity Fund (j)	200,878	$2,804,257
Advent/Claymore Enhanced Growth & Income Fund	60,018	565,370
Alliance New York Municipal Income Fund, Inc.	138,901	1,937,669
Bancroft Fund, Ltd.	79,335	1,660,482
Blackrock Latin American Investment Trust PLC (h)	80,000	438,491
Boulder Growth & Income Fund, Inc.	1,313,456	11,256,318
Central Securities Corp.	136,479	2,975,242
Clough Global Equity Fund	311,843	4,687,000
Delaware Investments Dividend & Income Fund, Inc.	18,949	190,627
Deutsche Global High Income Fund	175,583	1,471,386
Deutsche High Income Opportunities Fund, Inc.	354,342	5,088,351
Diversified Real Asset Income Fund	465,045	8,417,314
Ellsworth Growth and Income Fund Ltd.	55,094	482,623
The GDL Fund	15,000	154,951
General American Investors Co., Inc.	408,024	14,272,680
Global High Income Fund, Inc.	160,454	1,403,973
JP Morgan Asian Investment Trust PLC (h)	28,426	105,207
Juridica Investments Ltd. (h)	495,258	880,566
Kubera Cross-Border Fund Ltd. (a)(g)(h)	380,604	93,248
Liberty All Star Equity Fund	1,551,018	9,057,945
LMP Real Estate Income Fund, Inc.	342,704	4,462,006
Madison Strategic Sector Premium Fund	1,041	12,534
Marwyn Value Investors Ltd. (a)(h)	155,571	497,314
MFS Intermarket Income Trust I	254,546	2,158,550
MFS Intermediate High Income Fund	26,598	73,144
Millennium Investment & Acquisition Co., Inc. (a)	112,276	76,337
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Neuberger Berman Real Estate Securities Income Fund, Inc.	179,037	970,381
Nuveen Diversified Commodity Fund	79,659	947,942
Nuveen Global High Income Fund	273,806	4,673,868
Nuveen Long/Short Commodity Total Return Fund	98,623	1,644,637
The Prospect Japan Fund Ltd. (a)(h)	240,144	249,149
Swiss Helvetia Fund, Inc.	280,925	3,241,874
Terra Catalyst Fund (a)(h)	20,319	28,935
Tri-Continental Corp.	387,319	8,400,949
Virtus Total Return Fund	1,610	7,293
		95,388,613
Closed End Funds - Preferred Shares - 0.42%
Oxford Lane Capital Corp. - Series 2017	28,898	747,302

Auction Rate Preferred Securities - 1.86% (c)(f)
Alliance New York Municipal Income Fund, Inc.- Series T, 0.180% (b)	61	1,277,188
Alliance New York Municipal Income Fund, Inc. - Series M, 0.180% (b)	82	1,716,875
Putnam Managed Municipal Income Trust - Series C	6	225,000
Putnam Municipal Opportunities Trust - Series C	6	112,500
		3,331,563

Business Development Company - 4.45%
BDCA Venture, Inc.	266,822	1,339,446
Equus Total Return, Inc. (a)	106,919	208,492
Firsthand Technology Value Fund, Inc.	158,804	2,277,250
Fifth Street Senior Floating Rate Corp.	29,687	315,573
Full Circle Capital Corp.	8,800	30,976
MVC Capital, Inc.	403,584	3,825,976
		7,997,713
Total Investment Companies (Cost $98,607,686)		107,465,191

PREFERRED STOCKS - 3.25%
Real Estate Investment Trusts - 3.25%
Preferred Apartment Communities, Inc. (c)(f)	6,083	5,827,453
Total Preferred Stocks (Cost $5,657,129)		5,827,453

CONVERTIBLE PREFERRED STOCKS - 0.85%
Real Estate Investment Trusts - 0.85%
Wheeler Real Estate Investment Trust, Inc. - Series C (c)(f)	880	880,000
Wheeler Real Estate Investment Trust, Inc. - Series B	27,270	651,750
Total Convertible Preferred Stocks (Cost $1,545,904)		1,531,750

COMMON STOCKS - 23.28%
Construction Materials - 0.01%
Tecnoglass, Inc. (a)(h)	2,437	22,664
Consumer Finance - 2.26%
Imperial Holdings, Inc. (a)	581,622	4,053,905
Health Care Providers & Services - 0.00%
Healthcare Corp. of America (Acquired 10/24/2012, Cost $0) (a)(c)(i)	10,000	41
Insurance - 7.83%
Stewart Information Services Corp.	345,661	14,047,663
IT Services - 0.06%
JetPay Corp. (a)	39,596	108,889
Marine - 0.02%
Pangaea Logistics Solutions Ltd. (a)(h)	13,255	36,266
Professional Services - 0.83%
Hill International, Inc. (a)	415,513	1,491,692
Real Estate Investment Trusts - 6.72%
Associated Estates Realty Corp.	23,767	586,570
Five Oaks Investment Corp.	15,791	168,174
Gladstone Land Corp.	2,582	31,113
Gyrodyne Company of America, Inc.	3,819	15,392
Gyrodyne Dividend Notes (c)	11,391	79,398
Gyrodyne Special Distribution LLC (c)	10,914	144,829
Trade Street Residential, Inc.	234,287	1,677,495
Winthrop Realty Trust	573,454	9,358,769
		12,061,740
Software - 0.03%
SITO Mobile Ltd. (a)	158,498	47,549
Special Purpose Acquisition Vehicle - 5.52% (a)
1347 Capital Corp.	76,600	767,532
AR Capital Acquisition Corp.	99,994	984,941

Barington/Hilco Acquisition Corp.	15,611	155,329
DT Asia Investments Ltd. (h)	79,818	795,786
Capitol Acquisition Corp. II	143,385	1,449,623
Garnero Group Acquisition Co. (h)	153,199	1,472,242
Global Defense & National Security Systems, Inc.	142,712	1,478,496
FinTech Acquisition Corp.	48,085	497,680
Harmony Merger Corp.	62,937	629,370
Quinpario Acquisition Corp. 2	15,611	157,983
ROI Acquisition Corp II	57,484	566,218
Sino Mercury Acquisition Corp.	33,634	336,340
Terrapin 3 Acquisition Corp.	62,138	626,351
		9,917,891
Total Common Stocks (Cost $35,956,761)		41,788,300

LIQUIDATION CLAIMS - 1.56% (a)(c)(f)
The Home Insurance Company in Liquidation	1	1,228,503
The Home Insurance Company in Liquidation	1	1,574,994
Total Liquidation Claims (Cost $2,569,880)		2,803,497

	Principal
	Amount
CONVERTIBLE BONDS - 2.01% (b)
Imperial Holdings, Inc.
8.500%, 02/15/2019	$2,941,000	3,617,430
Total Convertible Bonds (Cost $2,941,000)		3,617,430

CORPORATE BONDS - 0.02% (b)
Washington Mutual Inc.
0.000%, 09/17/2012 (d)(f)	3,000,000	37,500
WMI Holdings Corp.
13.000%, 03/19/2030 - 1st Lien	80	80
13.000%, 03/19/2030 - 2nd Lien	4,023	3,822
Total Corporate Bonds (Cost $520)		41,402

CORPORATE NOTES - 1.87% (b)
MVC Capital, Inc.
7.250%, 01/15/2023	133,384	3,356,717
Total Corporate Notes (Cost $3,349,349)		3,356,717

PROMISSORY NOTES - 0.78% (b)(c)(f)
Wheeler Real Estate Investment Trust Convertible
9.000%, 12/15/2018 (Acquired 12/16/2013, Cost $600,000)	600,000	600,000
Wheeler Real Estate Investment Trust Non-Convertible
9.000%, 12/15/2015 (Acquired 12/16/2013, Cost $800,000)	800,000	800,000
Total Promissory Notes (Cost $1,400,000)		1,400,000

	Shares
WARRANTS - 0.28% (a)
AR Capital Acquisition Corp.
Expiration: October 2019	49,997	22,499
Exercise Price: $11.50
Arabella Exploration, Inc.

Expiration: December 2016	25,448	7,380
Exercise Price: $5.00 (h)
Capitol Acquisition Corp. II
Expiration: May 2016	58,823	58,823
Exercise Price: $11.50
CB Pharma Acquisition Corp.
Expiration: December 2021	23,814	5,715
Exercise Price: $5.75 (h)
Chart Acquisition Corp.
Expiration: December 2017	124,265	34,794
Exercise Price: $11.50
CIS Acquisition Ltd.
Expiration: December 2017	61,826	14,745
Exercise Price: $10.00 (h)
EveryWare Global, Inc.
Expiration: May 2018	48,370	1,209
Exercise Price: $6.00
Garnero Group Acquisition Co.
Expiration: June 2019	153,199	16,852
Exercise Price: $11.50 (h)
Healthcare Corp. of America
Expiration: November 2016	5,000	8
Exercise Price: $7.50 (Acquired 10/24/2012, Cost $0) (c)(i)
Expiration: November 2016	33,753	71
Exercise Price: $7.50
Hemisphere Media Group, Inc.
Expiration: April 2018	137,024	164,429
Exercise Price: $6.00
Imperial Holdings, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Integrated Drilling Equipment Holdings Corp.
Expiration: December 2017	205,929	412
Exercise Price: $11.50
KBS Fashion Group Ltd.
Expiration: July 2019	400,000	6,800
Exercise Price: $11.50 (h)
Net Element, Inc.
Expiration: October 2017	159,476	3,189
Exercise Price: $7.50
Preferred Apartment Communities, Inc.
Expiration: March 2017	6,083	61
Exercise Price: $9.00 (c)(f)
Pingtan Marine Enterprise Ltd.
Expiration: February 2018	52,798	5,808
Exercise Price: $12.00 (h)
Prime Acquisition Corp.
Expiration: March 2016	50,142	4,262
Exercise Price: $5.00 (h)
RLJ Entertainment, Inc.
Expiration: October 2017	436,744	30,572

Exercise Price: $12.00 (c)
ROI Acquisition Corp II
Expiration: September 2018	57,484	12,072
Exercise Price: $11.50
Tecnoglass, Inc.
Expiration: December 2016	45,477	111,419
Exercise Price: $8.00 (h)
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (c)(f)
Expiration: April 2019	15,702	2,198
Exercise Price: $5.50
Total Warrants (Cost $666,902)		503,318

RIGHTS - 0.02%
CB Pharma Acquisition Corp. (a)(h)	23,814	6,930
Garnero Group Acquisition Co. (a)(h)	139,951	26,395
Total Rights (Cost $58,839)		33,325

MONEY MARKET FUNDS - 5.66%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	5,504,014	5,504,014
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	4,655,411	4,655,411
Total Money Market Funds (Cost $10,159,425)		10,159,425

Total Investments (Cost $162,913,395) - 99.44%		$178,527,808
Other Assets in Excess of Liabilities - 0.56%		998,872
TOTAL NET ASSETS - 100.00%		$179,526,680

Percenatge are stated as a percent of net assets.

(a) Non-income producing security.
(b) The coupon rates shown represent the rates at March 31, 2015.
(c) Fair valued securities. The total market value of these securities was $14,497,422, representing 8.08% of net assets.
(d) Default or other conditions exist and security is not presently accruing income.
(e) The rate shown represents the 7-day yield at March 31, 2015.
(f) Illiquid securities. The total market value of these securities was $14,280,074, representing 7.95% of net assets.
(g) Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h) Foreign-issued security.
(i) Restricted security.
(j) All or a portion of this security is pledged as collarteral for securities sold short.

Schedule of Securities Sold Short
March 31, 2015 (Unaudited)
	Shares	Value
First American Financial Corp.	(21,681)	$(773,578)
Total Securities Sold Short (Proceeds $581,691)		$(773,578)

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)*	(Level 2)*	(Level 3)**	Total
Investment Companies	$ 104,040,380	$ 93,248	$ 3,331,563	$ 107,465,191
Preferred Stocks
Real Estate Investment Trusts	-	-	5,827,453	5,827,453
Convertible Preferred Stocks	651,750	-	880,000	1,531,750
Common Stocks
Construction Materials	22,664	-	-	22,664
Consumer Finance	4,053,905	-	-	4,053,905
Health Care Providers & Services	-	-	41	41
Insurance	14,047,663	-	-	14,047,663
IT Services	108,889	-	-	108,889
Marine	36,266	-	-	36,266
Professional Services	1,491,692	-	-	1,491,692
Real Estate Investments Trusts	11,837,513	-	224,227	12,061,740
Software	47,549	-	-	47,549
Special Purpose Acquisition Vehicle	5,268,809	4,649,082	-	9,917,891
Home Insurance Claims	-	-	2,803,497	2,803,497
Convertible Bonds	-	3,617,430	-	3,617,430
Corporate Bonds	-	41,402	-	41,402
Corporate Notes	3,356,717	-	-	3,356,717
Promissory Notes	-	-	1,400,000	1,400,000
Warrants	357,906	145,343	69	503,318
Rights	26,395	6,930	-	33,325
Money Market Funds	10,159,425	-	-	10,159,425
Total	$ 155,507,523	$ 8,553,435	$ 14,466,850	$ 178,527,808

Liabilities:
Securities Sold Short	$ (773,578)	$ -	$ -	$ (773,578)

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of March 31, 2015 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of March 31, 2015 are summarized in the table below:

Transfers into Level 1
Investment Companies	$880,566
Common Stock
Special Purpose Acquisition Vehicle	2,378,824
Warrants	223,920
Transfers out of Level 1
Common Stock
Special Purpose Acquisition Vehicle	(2,038,460)
Warrants	(32,625)
Net transfers in and/or out of Level 1	$1,412,225

Transfers into Level 2
Common Stock
Special Purpose Acquisition Vehicle	2,038,460
Warrants	32,625
Transfers out of Level 2
Investment Companies	$(880,566)
Common Stock
Special Purpose Acquisition Vehicle	(2,378,824)
Warrants	(223,920)
Net transfers in and/or out of Level 2	$(1,412,225)

Special Opportunities Fund

The fair value of derivative instruments as reported within the Statement of Assets and Liabilites as of March 31, 2015:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Rights	Investments, at value	$ 33,325
Equity Contracts - Warrants	Investments, at value	503,318

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2015:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Rights	Net Realized Gain on Investments	$ -
Equity Contracts - Warrants	Net Realized Gain on Investments	38,516

	Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Rights	Net change in unrealized	$ (15,078)
	depreciation of investments
Equity Contracts - Warrants	Net change in unrealized	(42,089)
	depreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category		Balance as of 12/31/2014	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 3/31/2015
Closed End Funds		$ 163,146	$ -	$ (191,893)	$ 191,893	$ (163,146)	$ -
Auction Rate Preferred Securities		6,381,563	-	(3,125,000)	139,812	(64,812)	3,331,563
Preferred Stocks		5,806,162	-	-	-	21,291	5,827,453
Convertible Preferred Stocks		-	880,000	-	-	-	880,000
Common Stocks		228,146	-	-	-	(3,878)	224,268
Liquidation Claims		2,842,434	-	-	-	(38,937)	2,803,497
Promissory Notes		2,000,000	-	(600,000)	-	-	1,400,000
Warrants		69	-	-	-	-	69
		$ 17,421,520	$ 880,000	$ (3,916,893)	$ 331,705	$ (249,482)	$ 14,466,850

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015:

		Fair Value March 31, 2015		Valuation Methodologies		Unobservable Input(1)		Impact to Valuation from an increase in Input(2)
Auction Rate Preferred Securities		$ 3,331,563		Market Comparables/Cost		Comparability Adjustments/ Broker Indications/ Company Announcements		Increase
Preferred Stock		$ 5,827,453		Cost		Market Assessments/ Financial Assessements		Increase
Convertible Preferred Stocks		$ 880,000		Cost		Terms of the Preferred/Financial Assessements/ Company Announcements		Increase
Common Stocks		$ 224,268		Market Transactions Approach		Discount to Market Price for Share Restrictions		Decrease
Liquidation Claims		$ 2,803,497		Market Transactions Approach		Broker Bids		Increase
Promissory Notes		$ 1,400,000		Cost		Terms of the Note/ Financial Assessements/ Company Announcements		Increase
Warrants		$ 69		Market Transactions Approach		Discount to Market Price for Share Restrictions		Decrease

	(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

	(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$162,913,395
Gross unrealized appreciation on investments	21,266,020
Gross unrealized depreciation on investments	(5,651,607)
Gross unrealized depreciation on short sales	(191,887)
Net unrealized appreciation	$15,422,526

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
                                          Andrew Dakos, President

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
                                          Andrew Dakos, President

Date May 21, 2015

By (Signature and Title) /s/ Thomas Antonucci
                                          Thomas Antonucci, Chief Financial Officer

Date May 21, 2015